Accrued Expenses and Other Liabilities - Schedule Of Accrued Expenses and Other Liabilities (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued compensation	$ 1,234,660	$ 916,934	$ 489,794
Other	47,171	27,639	24,989
Accrued expenses and other liabilities	$ 1,281,831	$ 944,573	$ 514,783